Accounts Receivable and Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Net, Current [Abstract]
Trade accounts receivable	$ 340,223,000	$ 359,268,000
Less: Allowance for doubtful accounts	(15,119,000)	(6,638,000)
Trade accounts receivable, net	325,104,000	352,630,000
Other receivables	28,145,000	45,973,000
Provision for doubtful accounts related to trae accounts receivable	9,892,000	10,175,000	11,266,000
Inventories
Finished goods	30,525,000	23,635,000
Work-in-process	28,690,000	25,698,000
Raw materials and purchased parts	87,985,000	72,743,000
Stores and supplies	31,722,000	34,473,000
Total inventories	178,922,000	156,549,000
Valued at lower of cost or market:
LIFO basis	109,348,000	96,162,000
FIFO basis	13,383,000	9,859,000
Average cost basis	56,191,000	50,528,000
Total inventories	178,922,000	156,549,000
Excess of inventories valued at current costs over LIFO	31,000,000	27,000,000
Change in income as a result of LIFO basis inventory valuation over FIFO basis valuation	$ 100,000	$ 0	$ 100,000